Note 28 - Loans and Borrowings - Terms and Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 23, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Nominal interest rate				7.25%
Carrying amount	$ 2,471	$ 5,960	$ 1,486		$ 2,987
Unsecured bank loan - Stanbic [member]
Statement Line Items [Line Items]
Nominal interest rate	25.00%
Face value	$ 384	5,960
Carrying amount	$ 384	5,960
Unsecured bank loan - First Capital [member]
Statement Line Items [Line Items]
Nominal interest rate	26.00%
Face value	$ 2,087
Carrying amount	$ 2,087
Unsecured bank loan [Member]
Statement Line Items [Line Items]
Nominal interest rate
Face value	$ 2,471	5,960
Carrying amount	$ 2,471	$ 5,960